Depreciation and amortization	12 Months Ended
Dec. 31, 2017
Depreciation and amortization [Abstract]
Depreciation and amortization

15.  Depreciation and amortization

	R$ thousand
	Years ended December 31
	2017	2016	2015
Amortization expenses	(3,331,240)	(2,516,777)	(1,884,281)
Depreciation expenses	(1,237,328)	(1,141,636)	(1,057,722)
Total	(4,568,568)	(3,658,413)	(2,942,003)